Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of Year	$ 8,510	$ 9,832	$ 13,464
Provision Additions	1,619	2,394	369
Write-offs	(3,831)	(3,716)	(4,001)
Balance at end of year	$ 6,298	$ 8,510	$ 9,832